CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Series F Preferred Stock
Share issuance costs	$ 118,855
Series D Preferred Stock
Share issuance costs	$ 183,343
Conversion liability into common stock per share	$ 0.25
Series B Preferred Stock
Conversion of preferred stock price per share	0.25	$ 0.80
Conversion liability into common stock per share	0.15	$ 0.40
Series C Preferred Stock
Share issuance costs		$ 92,331
Conversion of preferred stock price per share		$ 0.40
Conversion liability into common stock per share	$ 0.25	$ 0.25